Recently Issued Accounting Standards	6 Months Ended
Mar. 31, 2015
Recently Issued Accounting Standards
Recently Issued Accounting Standards

15.Recently Issued Accounting Standards

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers, which supersedes virtually all existing revenue recognition guidance.  The new standard requires an entity to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration the entity expects to receive in exchange for those goods or services.  This update also requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from costs incurred to obtain or fulfill a contract.  The provisions of ASU 2014-09 are effective for interim and annual periods beginning after December 15, 2016, and we have the option of using either a full retrospective or a modified retrospective approach when adopting this new standard.  We are currently evaluating the alternative transition methods and the potential effects of the adoption of this update on our financial statements.